Segment Information - Schedule of Revenues by Geographic Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by geographical market:
Revenue	$ 510,894	$ 412,977	$ 341,029
Europe [Member]
Revenue by geographical market:
Revenue	255,507	222,415	184,128
Americas [Member]
Revenue by geographical market:
Revenue	224,587	169,149	132,924
Rest Of The World [Member]
Revenue by geographical market:
Revenue	$ 30,800	$ 21,413	$ 23,977